Insurance - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	$ 19,553	$ 17,816	$ 18,866	$ 17,248
Insurance service results	(69)	(67)	(190)	(281)
Net finance expense from insurance contracts	54	138	(53)	420
Total cash flows	160	244	1,078	747
Other changes in the net carrying amount of the insurance contract	0	(797)	(3)	(800)
Insurance contract liabilities, end of period	19,698	17,334	19,698	17,334
Liabilities for incurred claims	103	105	103	105
The Union Life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts sold		(798)		(798)
Liabilities for remaining coverage
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	19,388	17,629	18,667	17,047
Insurance service results	(325)	(632)	(1,626)	(1,818)
Net finance expense from insurance contracts	54	138	(53)	420
Total cash flows	413	807	2,534	2,293
Other changes in the net carrying amount of the insurance contract	5	(785)	13	(785)
Insurance contract liabilities, end of period	19,535	17,157	19,535	17,157
Liabilities for incurred claims
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	165	187	199	201
Insurance service results	256	565	1,436	1,537
Net finance expense from insurance contracts	0	0	0	0
Total cash flows	(253)	(563)	(1,456)	(1,546)
Other changes in the net carrying amount of the insurance contract	(5)	(12)	(16)	(15)
Insurance contract liabilities, end of period	$ 163	$ 177	$ 163	$ 177